Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Financial Liabilities
(a)	Other liabilities

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Derivative not designated as hedges – foreign exchange forward contract	140	—	—
Finance lease liabilities (Note 31)	108	79	12

Total	248	79	12

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Current	178	33	5
Non-current	70	46	7

Total	248	79	12

Summary of Interest-bearing Loans and Borrowings

(b)	Interest-bearing loans and borrowings

	Effective interest rate	Maturity	31.12.2016
	%		RMB’000
Current
Renminbi denominated loans	3.94	2017	753,750
USD denominated loans	3.70	2017	104,055
Singapore Dollar denominated loans(ii)	1.81	2017	33,616
Malaysian Ringgit denominated loans	5.90	2017	2,715

			894,136

Non-current
Malaysian Ringgit denominated loans	5.90	2020	16,270

	Effective interest rate	Maturity	31.12.2017	31.12.2017
	%		RMB’000	US$’000
Current
Renminbi denominated loans	3.99	2018	1,600,000	252,789

Non-current
Malaysian Ringgit denominated loans	5.95	2020	11,685	1,846
Singapore Dollar denominated loans(ii)	1.88	2020	14,656	2,316

			26,341	4,162

Note:

(i)	All loans balances as stated above do not have a callable feature.

(ii)	The loans comprise:

Issuer bank	Facility limit	Usage
		RMB’000
December 31, 2016
Bank of Tokyo-Mitsubishi, UFJ Ltd	S$ 30 million	16,808
Sumitomo Mitsui Banking Corporation	US$ 30 million	16,808

		33,616

December 31, 2017
Bank of Tokyo-Mitsubishi, UFJ Ltd	S$ 30 million	14,656

	US$’000	2,316